ORGANIZATION AND BASIS OF PRESENTATION - Additional information (Details) ¥ in Thousands, $ in Thousands								1 Months Ended								12 Months Ended
	Dec. 01, 2020	Apr. 07, 2020 CNY (¥) shares	Nov. 13, 2019 CNY (¥)	Aug. 23, 2019 CNY (¥)	Jul. 22, 2019 CNY (¥)	Jul. 10, 2018 CNY (¥) shares	Mar. 26, 2018 shares	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Mar. 31, 2022	Apr. 30, 2021 CNY (¥) shares	Jun. 30, 2018 CNY (¥)	Nov. 30, 2017 CNY (¥)	Nov. 30, 2016 CNY (¥)	Jan. 31, 2016 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2023 USD ($)	Nov. 19, 2020	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Nov. 18, 2019 CNY (¥)
ORGANIZATION AND BASIS OF PRESENTATION
Capital injected amount																			¥ 400,000
Shares repurchased | shares																						967,408	614,033
Investment in equity method investees																		¥ (2,300)	¥ (61,159)
Equity method investments																¥ 324,163		336,254						$ 45,657
Common unit value authorized															¥ 1,009,000
Accounts receivable, allowance																¥ 30,486		¥ 7,764						$ 4,294
Shanghai Xinhe Enterprise Management Center (Limited Partnership) ("Shanghai Xinhe")
ORGANIZATION AND BASIS OF PRESENTATION
Equity interest in equity method investment										99.99%						72.73%		99.99%						72.73%
Percentage of shares as consideration										2.05%
Guofu Huimei Investment Management Limited Partnership
ORGANIZATION AND BASIS OF PRESENTATION
Equity method investments												¥ 746,000
ZR Group
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of ownership in equity interest to be repurchased														75.00%
Consideration to be made on acquisition of equity interest														¥ 521,396
ZR Group | ZR ConcordHealthcare Investment Fund SP ("SP") [Member]
ORGANIZATION AND BASIS OF PRESENTATION
Creditor's rights settled for acquisition of equity interest														166,299
Business combination, consideration transferred														¥ 7,500
ZR Guofu
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest withdrawn			77.18%
Consideration			¥ 421,730
Period of equity interest repurchased														4 years
Creditor's rights settled for acquisition of equity interest													¥ 97,106
Consideration for repurchase of equity interest														¥ 521,396
Annual premium percentage to be paid														15.00%
Partners' capital account, contributions															¥ 746,001
Percentage of interest in partnership															73.93%
ZR Guofu | ZR ConcordHealthcare Investment Fund SP ("SP") [Member]
ORGANIZATION AND BASIS OF PRESENTATION
Consideration to be made on acquisition of equity interest														¥ 521,396
Shanghai Rongchi Medical Management Limited
ORGANIZATION AND BASIS OF PRESENTATION
Common unit value authorized																					¥ 695,305
The Group
ORGANIZATION AND BASIS OF PRESENTATION
Partners' capital account, contributions															¥ 262,999
Percentage of interest in partnership															26.07%
Shanghai Meizhong Jiahe Imaging Diagnostic Center Co., Ltd. ("SH MZJH")
ORGANIZATION AND BASIS OF PRESENTATION
Capital contributed																										¥ 34,540
Shanghai Meizhong Jiahe Imaging Diagnostic Center Co., Ltd. ("SH MZJH") | ZR ConcordHealthcare Investment Fund SP ("SP") [Member]
ORGANIZATION AND BASIS OF PRESENTATION
Creditor's rights settled for acquisition of equity interest				¥ 82,100
Beijing Century Friendship Science and Technology Development Co., Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest sold												100
Business combination, consideration transferred																					388,500
Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest sold												90
Business combination, consideration transferred																					182,100
Tianjin Jiatai Entity Management limited Partnership
ORGANIZATION AND BASIS OF PRESENTATION
Business combination, consideration transferred																					¥ 106,500
Shanghai Meizhong Jiahe Imaging Diagnostic Center Co., Ltd. ("SH MZJH")
ORGANIZATION AND BASIS OF PRESENTATION
Capital contributed | $																											$ 5,105
Percentage of equity interest sold																78.34		56.77						78.34
Business combination, consideration transferred					¥ 27,000
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM")
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of interest held after disposal	2.12%
Shanghai Medstar Financial Leasing Company Limited ("Shanghai Medstar")
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interests acquired																98.19%								98.19%
Beijing Proton Medical Center Co., Ltd ("BPMC")
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interests acquired																54.01%								54.01%
Percentage of equity interest sold												80
Tianjin Jiatai Group
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest sold					90
Redeemable noncontrolling interest, equity, common, carrying amount																												¥ 434,216
Tianjin Concord Medical Technology Limited ("Tianjin Concord Medical")
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interests acquired																98.19%								98.19%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM")
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interests acquired																		43.90%	46.56%
Noncontrolling interest, ownership percentage by noncontrolling owners	2.36%										5.28%
Percentage of interest held after disposal																				49.44%
Guangzhou Concord Medical Cancer Hospital Co Ltd | ZR Guofu
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of shares acquire for business														70.00%
PTC Houston Management | ZR Guofu
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of shares acquire for business														59.51%
CCM Hospital Business | ZR Guofu
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of shares acquire for business														100.00%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM")
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interest sold																50.08		50.23						50.08
Business acquisition, equity interest issued or issuable, number of shares | shares		38,888,888				40,000,000	60,000,000
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") | CITIC Industrial
ORGANIZATION AND BASIS OF PRESENTATION
Business combination, consideration transferred		¥ 700,000
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") | Beijing Century Friendship Science and Technology Development Co., Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of interest in partnership												78.31%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") | Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd
ORGANIZATION AND BASIS OF PRESENTATION
Business combination, consideration transferred												¥ 182,100
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") | CCIC Capital and Other Investor
ORGANIZATION AND BASIS OF PRESENTATION
Business combination, consideration transferred						¥ 1,500,000
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") | Beijing Proton Medical Center Co., Ltd ("BPMC")
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interests acquired												55.00%
Business combination, consideration transferred												¥ 388,500
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") | Shanghai Meizhong Jiahe Cancer Center Co Ltd
ORGANIZATION AND BASIS OF PRESENTATION
Percentage of equity interests acquired												54.80%
Beijing Century Friendship Science and Technology Development Co., Ltd.
ORGANIZATION AND BASIS OF PRESENTATION
Voting interest acquired																					78.31%
Beijing Proton Medical Center Co., Ltd ("BPMC")
ORGANIZATION AND BASIS OF PRESENTATION
Voting interest acquired																					55.00%
Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd
ORGANIZATION AND BASIS OF PRESENTATION
Voting interest acquired																					54.80%
Tianjin Jiatai Entity Management limited Partnership
ORGANIZATION AND BASIS OF PRESENTATION
Voting interest acquired																					28.77%
Investors 2021
ORGANIZATION AND BASIS OF PRESENTATION
Business combination, consideration transferred											¥ 400,000
Business acquisition, equity interest issued or issuable, number of shares | shares											18,805,826
CHS [Member]
ORGANIZATION AND BASIS OF PRESENTATION
Percentage interest shares																									90.00%
Percentage of remaining interest disposed subsequently																									10.00%
Percentage of interest held after disposal																				90.00%
Business combination, consideration transferred																¥ 26,909	$ 3,790
Concord Healthcare
ORGANIZATION AND BASIS OF PRESENTATION
Percentage interest shares								4.17%	4.17%
Percentage of interest held after disposal																42.09%	42.09%	43.90%
Business combination, consideration transferred								¥ 300,000,000	$ 42,254